PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 18,219	$ 26,961	$ 34,070	$ 34,719
Other assets	5,925	5,215
TOTAL ASSETS	572,800	545,980
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	3,400	3,050
Total liabilities	507,551	473,532
Shareholders' equity:
Preferred stock - no par value: Authorized 500,000 shares, 11,000 shares issued and outstanding		11,000
Common stock and additional paid in capital - no par value Authorized 18,000,000 shares Issued and outstanding - 5,541,390 and 5,559,859 shares respectively	53,621	53,797
Retained earnings	11,412	6,727
Accumulated other comprehensive income	216	924
Total shareholders' equity	65,249	72,448	55,263	53,882
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	572,800	545,980
PARENT COMPANY
ASSETS
Cash and cash equivalents	1,301	12,943	4,301	5,354
Investment in subsidiaries	65,881	59,854
Other assets	567	117
TOTAL ASSETS	67,749	72,914
LIABILITIES AND SHAREHOLDERS' EQUITY
Line of Credit	2,000
Other liabilities	500	466
Total liabilities	2,500	466
Shareholders' equity:
Preferred stock - no par value: Authorized 500,000 shares, 11,000 shares issued and outstanding		11,000
Common stock and additional paid in capital - no par value Authorized 18,000,000 shares Issued and outstanding - 5,541,390 and 5,559,859 shares respectively	53,621	53,797
Retained earnings	11,412	6,727
Accumulated other comprehensive income	216	924
Total shareholders' equity	65,249	72,448
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 67,749	$ 72,914